Net fee income - Summary of net fee income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure Of Analysis Of Income And Expense [Line Items]
Account services	£ 142	£ 135	£ 136
Funds under management	219	240	225
Cards	27	25	19
Credit facilities	117	119	127
Broking income	192	174	194
Unit trusts	2	3	2
Underwriting	92	103	183
Imports/exports	21	20	20
Remittances	45	53	31
Global custody	97	101	99
Insurance agency commission	7	8	9
Other	351	343	337
Fee income	1,312	1,324	1,382
Less: fee expense	(668)	(655)	(638)
Net fee income	644	669	744
MSS
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	664	602	649
Less: fee expense	(705)	(646)	(599)
Net fee income	(41)	(44)	50
GB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	416	421	440
Less: fee expense	(86)	(103)	(85)
Net fee income	330	318	355
GBM Other
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	20	60	29
Less: fee expense	(33)	(32)	(51)
Net fee income	(13)	28	(22)
CMB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	210	210	205
Less: fee expense	(14)	(26)	(28)
Net fee income	196	184	177
WPB
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	302	317	316
Less: fee expense	(126)	(128)	(127)
Net fee income	176	189	189
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Fee income	(300)	(286)	(257)
Less: fee expense	296	280	252
Net fee income	£ (4)	£ (6)	£ (5)